Property and Equipment - Schedule of Property and Equipment (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	$ 212.6
Property plant and equipment	289.4	$ 212.6
Engineering equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	59.3
Property plant and equipment	60.1	59.3
Office equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	34.0
Property plant and equipment	48.8	34.0
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	101.4
Property plant and equipment	159.7	101.4
Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	17.9
Property plant and equipment	20.8	17.9
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	387.7	414.8
Additions	130.2	62.1
Additions arising on acquisitions	4.4	0.8
Disposals	(50.5)	(78.5)
Discontinued operations (note 8)	(15.6)
Impact of foreign exchange	17.1	(11.5)
Property plant and equipment	473.3	387.7
Gross carrying amount [member] | Engineering equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	116.7	131.9
Additions	23.2	21.2
Additions arising on acquisitions	1.6	0.2
Disposals	(12.2)	(33.4)
Discontinued operations (note 8)	(11.5)
Transfers	(0.4)	0.1
Impact of foreign exchange	4.9	(3.3)
Property plant and equipment	122.3	116.7
Gross carrying amount [member] | Office equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	61.6	82.0
Additions	19.4	6.8
Additions arising on acquisitions	0.7	0.1
Disposals	(2.2)	(24.9)
Discontinued operations (note 8)	(0.4)
Transfers	(0.1)	(0.8)
Impact of foreign exchange	3.0	(1.6)
Property plant and equipment	82.0	61.6
Gross carrying amount [member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	175.5	166.9
Additions	79.5	29.4
Additions arising on acquisitions	1.7	0.5
Disposals	(31.4)	(16.4)
Discontinued operations (note 8)	(1.7)
Transfers	(0.2)	0.2
Impact of foreign exchange	7.8	(5.1)
Property plant and equipment	231.2	175.5
Gross carrying amount [member] | Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	33.9	34.0
Additions	8.1	4.7
Additions arising on acquisitions	0.4
Disposals	(4.7)	(3.8)
Discontinued operations (note 8)	(2.0)
Transfers	0.7	0.5
Impact of foreign exchange	1.4	(1.5)
Property plant and equipment	37.8	33.9
Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	(175.1)	(200.9)
Depreciation - continuing operations	(50.1)	(52.2)
Depreciation - discontinued operations	(2.0)	(2.4)
Disposals	45.5	76.7
Discontinued operations (note 8)	4.6
Impact of foreign exchange	(6.8)	3.7
Property plant and equipment	(183.9)	(175.1)
Accumulated depreciation and amortization [member] | Engineering equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	(57.4)	(73.1)
Depreciation - continuing operations	(15.3)	(16.3)
Depreciation - discontinued operations	(1.5)	(1.9)
Disposals	10.6	32.7
Discontinued operations (note 8)	3.3
Transfers	0.4
Impact of foreign exchange	(2.3)	1.2
Property plant and equipment	(62.2)	(57.4)
Accumulated depreciation and amortization [member] | Office equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	(27.6)	(45.6)
Depreciation - continuing operations	(6.7)	(7.5)
Depreciation - discontinued operations		(0.1)
Disposals	1.9	25.4
Discontinued operations (note 8)	0.3
Transfers	0.1
Impact of foreign exchange	(1.2)	0.2
Property plant and equipment	(33.2)	(27.6)
Accumulated depreciation and amortization [member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	(74.1)	(64.9)
Depreciation - continuing operations	(25.9)	(26.7)
Depreciation - discontinued operations	(0.2)
Disposals	31.1	15.9
Discontinued operations (note 8)	0.3
Transfers	0.2
Impact of foreign exchange	(2.9)	1.6
Property plant and equipment	(71.5)	(74.1)
Accumulated depreciation and amortization [member] | Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	(16.0)	(17.3)
Depreciation - continuing operations	(2.2)	(1.7)
Depreciation - discontinued operations	(0.3)	(0.4)
Disposals	1.9	2.7
Discontinued operations (note 8)	0.7
Transfers	(0.7)
Impact of foreign exchange	(0.4)	0.7
Property plant and equipment	$ (17.0)	$ (16.0)